CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details - Statements of Operations) - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
EXPENSES:
General and administrative	$ 136,721	$ 19,202	$ 255,426	$ 34,214
OTHER INCOME:
Net Income	$ 81,133	$ (4,947)	65,349	$ (5,966)
Consolidated Entities [Member]
EXPENSES:
General and administrative			(197,930)
OTHER INCOME:
Income from investment in subsidiaries			263,279
Net Income			$ 65,349